SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock subject to possible redemption (Details) - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 334,215,700
Common stocks issuance costs	$ (18,132,174)	(18,132,174)
Accretion of carrying value to redemption value		30,832,371
Class A Common stock subject to possible redemption	$ 334,215,700	$ 334,215,700	$ 334,215,700